Assets Under Development - MKII conversion costs (Details) - Engineering, procurement and construction agreement. MKII EPC $ in Thousands	Jun. 30, 2025 USD ($)
Other Commitments [Line Items]
2025	$ 368,400
2026	433,569
2027	433,573
2028	289,891
Total	1,525,433
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Total	$ 131,300